Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of transactions with TELUS Corporation

	2023			2022			2021
As at, or Year Ended December 31 (millions)	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$559	$559	$—	$428	$428	$—	$353	$353
Goods and services purchased from	—	(28)	(28)	—	(33)	(33)	—	(30)	(30)
	—	531	531	—	395	395	—	323	323
Receipts from related parties	—	(600)	(600)	—	(417)	(417)	—	(339)	(339)
Payments to related parties	—	28	28	1	32	33	20	—	20
Payments (made) collected by related parties on our behalf and other adjustments(1)	(62)	15	(47)	(50)	25	(25)	(91)	53	(38)
Foreign exchange	2	—	2	2	—	2	—	(2)	(2)
Change in balance	(60)	(26)	(86)	(47)	35	(12)	(71)	35	(36)
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	(91)	61	(30)	(44)	26	(18)	27	(9)	18
Balance, end of year	$(151)	$35	$(116)	$(91)	$61	$(30)	$(44)	$26	$(18)
Accounts with TELUS Corporation and subsidiaries
Due from	$20	$42	$62	$8	$73	$81	$—	$53	$53
Due to	$(171)	$(7)	$(178)	$(99)	$(12)	$(111)	$(44)	$(27)	$(71)
	$(151)	$35	$(116)	$(91)	$61	$(30)	$(44)	$26	$(18)
______________________________________________
(1)Certain key management personnel at TELUS International participate in the Pension Plan for Management and Professional Employees of TELUS Corporation, a defined benefit pension plan. During the year ended December 31, 2023, TELUS Corporation incurred CAD$2 million (December 31, 2022 and 2021 - CAD$2 million and $nil, respectively) for these individuals, which are excluded from the table above.

Summary of transactions with key management personnel	Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2023	2022	2021
Short-term benefits	$5	$7	$5
Post-employment pension(1) and other benefits	$2	$1	$1
Share-based compensation(2)	$11	$11	$43
_________________________________________________
(1)Certain members of our executive leadership team participate in our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
(2)In 2023, we awarded 458,854 RSUs and 322,984 PSUs to our key management personnel, with a grant-date fair value of $9 million and $7 million, respectively.
In 2022, we awarded 301,190 RSUs and 229,627 PSUs to our key management personnel, with a grant-date fair value of $8 million and $6 million, respectively.
In 2021, we awarded 863,755 RSUs, 192,064 PSUs, 579,949 Share Options, and 24,757 Phantom TELUS Corporation RSUs to our key management personnel, with a grant-date fair value of $22 million, $6 million, $3 million and $1 million, respectively.